Equity Incentive Plan Outside of 2015 Equity Incentive Plan (Details) - Outside of 2015 Plan [Member]	Mar. 26, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in Period | shares	100,000
Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 2.51